Reserves for Losses and Adjustment Expenses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance [Abstract]
Provision for losses and LAE for claims incurred	$ 59.5	$ (111.1)	$ (105.4)
Liability for unpaid claims and claims adjustment expense amount ceded			$ 125.5